Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Income Taxes
13.	Income Taxes

The reconciliation of the expected income tax recovery is as follows:

	2026	2025
Net loss for the year	$2,683,523	$3,313,365
Statutory tax rate	27%	27%
Expected income tax recovery	724,000	895,000
Decrease to income tax recovery due to:
Non-deductible permanent differences	(355,000)	(396,000)
Change in tax assets not recognized	(369,000)	(499,000)
Income tax recovery	$-	$-

 The significant components of the Company’s deferred tax assets are as follows:

	March 31, 2026	March 31, 2025
Mineral property interests	3,124,000	2,878,000
Equipment	98,000	98,000
Operating losses carried forward	5,172,000	4,935,000
Capital losses and other	1,048,000	1,162,000
Total deferred tax assets	9,442,000	9,073,000
Deferred tax assets not recognized	(9,442,000)	(9,073,000)
	$-	$-

The Company’s unrecognized deductible temporary differences and unused tax losses consist of the following:

	March 31, 2026	March 31, 2025
Mineral property interests	$11,572,000	$10,660,000
Equipment	362,000	361,000
Operating losses carried forward	19,155,000	18,277,000
Capital losses and other	3,882,000	4,303,000
Unrecognized deductible temporary differences	$34,971,000	$33,601,000

The realization of income tax benefits related to these deferred potential tax deductions is uncertain and cannot be viewed as more likely than not. Accordingly, no deferred income tax assets have been recognized for accounting purposes. The Company has Canadian non-capital losses carried forward of approximately $19,155,000 that may be available for tax purposes. The losses expire as follows:

Expiry date	$
2027	618,000
2028	928,000
2029	908,000
2030	706,000
2031	1,704,000
2032	1,339,000
2033	1,092,000
2034	879,000
2035	530,000
2036	196,000
2037	233,000
2038	271,000
2039	530,000
2040	428,000
2041	1,101,000
2042	2,228,000
2043	1,703,000
2044	1,801,000
2045	1,082,000
2046	878,000
Total	19,155,000

Liability and Income Tax Effect on Flow-Through Shares

Funds raised through the issuance of flow-through shares are required to be expended on qualified Canadian mineral exploration expenditures, as defined pursuant to Canadian income tax legislation. The flow-through gross proceeds, less the qualified expenditures made to date, represent the funds received from flow-through share issuances that have not been spent.

On June 9, 2023, the Company had closed a non-brokered private placement and issued 1,338,461 QFT shares priced at $0.65 per QFT share and 573,770 National flow through shares (“NFT share”) priced at $0.61 per NFT share for aggregate gross proceeds of $1,220,000. The Company recognized a liability for flow-through shares of $91,783. At March 31, 2024, the Company had incurred $496,325 in qualified expenditures. During the year ended March 31, 2025, the Company incurred the remaining $723,675 in qualified expenditures

On November 21, 2023, the Company had closed a non-brokered private placement and issued 1,855,554 Quebec flow- through units (“QFT unit”) priced at $0.45 per QFT unit for gross proceeds of $835,000. The Company recognized a liability for flow-through shares of $92,778. At March 31, 2024, the Company had incurred $Nil in qualified expenditures. During the year ended March 31, 2025, the Company incurred the remaining $835,000 in qualified expenditures.

On April 26, 2024, the Company had closed a non-brokered private placement and issued 1,739,130 QFT shares priced at $0.23 per QFT share for aggregate gross proceeds of $400,000. The Company recognized a liability for flow-through shares of $86,957. At March 31, 2025, the Company had incurred $Nil in qualified expenditures. At March 31, 2026, the Company had incurred $400,000 in qualified expenditures.

On October 18, 2024, the Company had closed a non-brokered private placement and issued 8,750,000 QFT Shares priced at $0.08 per QFT share for gross proceeds of $700,000. The Company recognized a liability for flow-through shares of $131,250. At March 31, 2025, the Company had incurred $Nil in qualified expenditures. At March 31, 2026, the Company had incurred $700,000 in qualified expenditures.

On December 11, 2025, the Company had closed a non-brokered private placement and issued 3,000,000 QFT shares priced at $0.05 per QFT share for gross proceeds of $150,000. The Company recognized a liability for flow-through shares of $15,000. At March 31, 2026, the Company had incurred $Nil in qualified expenditures.

During the year ended March 31, 2026, the Company incurred, in aggregate, $1,100,000 in qualified flow-through expenditures and recognized a flow-through recovery of $218,207.

At March 31, 2026, the Company is required to incur $150,000 of flow-through qualified expenditures.